Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax
31.	INCOME TAX

a.	Income tax expense recognized in profit or loss

Income tax expense consisted of the following:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Current income tax expense
Current tax expense recognized in the current year	$72,405.0	$73,851.4	$60,584.3
Income tax adjustments on prior years	(16,628.1)	(19,107.0)	(21,753.0)
Other income tax adjustments	122.5	152.8	152.9

	55,899.4	54,897.2	38,984.2

Deferred income tax expense (benefit)
Effect of tax rate changes	—	561.8	(1,474.8)
The origination and reversal of temporary differences	(1,775.0)	(4,336.1)	(3,072.5)

	(1,775.0)	(3,774.3)	(4,547.3)

Income tax expense recognized in profit or loss	$54,124.4	$51,122.9	$34,436.9

A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Income before tax	$385,921.7	$396,161.9	$397,543.1

Income tax expense at the statutory rate	$66,938.7	$69,613.5	$80,872.5
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	(44.9)	(1,415.9)	2,533.4
Tax-exempt income	(19,595.0)	(16,901.1)	(54,543.5)
Additional income tax under the Alternative Minimum Tax Act	—	—	21,455.9
Additional income tax on unappropriated earnings	30,046.8	28,183.5	16,294.5
Effect of tax rate changes on deferred income tax	—	561.8	(1,474.8)
The origination and reversal of temporary differences	(1,775.0)	(4,336.1)	(3,072.6)
Income tax credits	(4,940.2)	(5,628.6)	(6,028.4)
Remeasurement of operating loss carryforward	(0.4)	—	—

	70,630.0	70,077.1	56,037.0
Income tax adjustments on prior years	(16,628.1)	(19,107.0)	(21,753.0)
Other income tax adjustments	122.5	152.8	152.9

Income tax expense recognized in profit or loss	$54,124.4	$51,122.9	$34,436.9

For the years ended December 31, 2016 and 2017, the Company applied a tax rate of 17% for entities subject to the R.O.C. Income Tax Law. In February 2018, the Income Tax Law in the R.O.C. was amended and, starting from 2018, the corporate income tax rate was adjusted from 17% to 20%. In addition, the tax rate for 2018 unappropriated earnings was reduced from 10% to 5%.

For other jurisdictions, taxes are calculated using the applicable tax rate for each individual jurisdiction.

b.	Income tax expense recognized in other comprehensive income

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$126.9	$30.6	$103.3
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	—	—	91.8
Related to gain/loss on cash flow hedges	—	(0.6)	0.6
Related to unrealized gain/loss on available-for-sale financial assets	(61.2)	(2.9)	—

	$65.7	$27.1	$195.7

c.	Deferred income tax balance

The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$8,401.3	$11,839.2
Refund liability	—	2,594.0
Net defined benefit liability	975.3	1,084.9
Unrealized loss on inventories	629.5	751.0
Deferred compensation cost	266.5	271.7
Provision for sales returns and allowance	1,637.7	—
Investments in equity instruments at FVTOCI	—	56.2
Others	195.2	209.4

	$12,105.5	$16,806.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(169.5)	$(61.7)
Available-for-sale financial assets	(95.4)	—
Others	(37.3)	(171.6)

	$(302.2)	$(233.3)

	Year Ended December 31, 2016
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$2,853.0	$1,437.6	$—	$(46.4)	$4,244.2
Provision for sales returns and allowance	1,141.5	371.5	—	(0.9)	1,512.1
Net defined benefit liability	895.5	(82.9)	126.9	—	939.5
Unrealized loss on inventories	622.8	115.5	—	(1.0)	737.3
Deferred compensation cost	316.3	69.3	—	(6.9)	378.7
Goodwill from business combination	10.0	(9.8)	—	(0.2)	—
Others	531.4	(77.5)	—	(8.8)	445.1
Operating loss carryforward	14.5	—	—	—	14.5

	$6,385.0	$1,823.7	$126.9	$(64.2)	$8,271.4

Deferred income tax liabilities
Temporary differences
Available-for-sale financial assets	$(31.3)	$—	$(61.2)	$—	$(92.5)
Unrealized exchange gains	—	(48.7)	—	—	(48.7)

	$(31.3)	$(48.7)	$(61.2)	$—	$(141.2)

	Year Ended December 31, 2017
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Disposal of Subsidiary	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$4,244.2	$4,207.2	$—	$—	$(50.1)	$8,401.3
Provision for sales returns and allowance	1,512.1	130.0	—	—	(4.4)	1,637.7
Net defined benefit liability	939.5	5.2	30.6	—	—	975.3
Unrealized loss on inventories	737.3	(105.1)	—	—	(2.7)	629.5
Deferred compensation cost	378.7	(83.1)	—	—	(29.1)	266.5
Others	445.1	(222.4)	—	—	(27.5)	195.2
Operating loss carryforward	14.5	—	—	(14.5)	—	—

	$8,271.4	$3,931.8	$30.6	$(14.5)	$(113.8)	$12,105.5

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(48.7)	$(120.8)	$—	$—	$—	$(169.5)
Available-for-sale financial assets	(92.5)	—	(2.9)	—	—	(95.4)
Others	—	(36.7)	(0.6)	—	—	(37.3)

	$(141.2)	$(157.5)	$(3.5)	$—	$—	$(302.2)

	Year Ended December 31, 2018
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$8,401.3	$3,430.4	$—	$7.5	$11,839.2
Refund liability for sales returns allowance	1,637.7	955.0	—	1.3	2,594.0
Net defined benefit liability	975.3	6.3	103.3	—	1,084.9
Unrealized loss on inventories	629.5	120.5	—	1.0	751.0
Deferred compensation cost	266.5	(4.7)	—	9.9	271.7
Investments in equity instruments at FVTOCI	—	—	56.2	—	56.2
Others	195.2	7.1	—	7.1	209.4

	$12,105.5	$4,514.6	$159.5	$26.8	$16,806.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(169.5)	$107.8	$—	$—	$(61.7)
Investments in equity instruments at FVTOCI	(95.4)	—	95.4	—	—
Others	(37.3)	(75.1)	(59.2)	—	(171.6)

	$(302.2)	$32.7	$36.2	$—	$(233.3)

d.	The investment operating loss carryforward and deductible temporary differences for which no deferred income tax assets have been recognized

As of December 31, 2017 and 2018, the aggregate deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$26,536.3 million and NT$20,060.9 million, respectively.

e.	Unused tax-exemption information

As of December 31, 2018, the profits generated from the following projects of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period
Construction and expansion of 2008 by TSMC	2015 to 2019
Construction and expansion of 2009 by TSMC	2018 to 2022

f.	The information of unrecognized deferred income tax liabilities associated with investments

As of December 31, 2017 and 2018, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to NT$95,003.3 million and NT$112,893.0 million, respectively.

g.	Income tax examination

The tax authorities have examined income tax returns of TSMC through 2015. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.